FINANCIAL RISK MANAGEMENT - Schedule of financial assets at carrying value and fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible Bond | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 140,886	$ 151,767
Financial liabilities, at fair value	140,886	151,767
Lease Liabilities | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	20,875	10,192
Financial liabilities, at fair value	20,875	10,192
Other financial liabilities | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	165	25,212
Financial liabilities, at fair value	165	25,212
Trade and other payables | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	42,473	47,666
Financial liabilities, at fair value	42,473	47,666
Derivative financial liabilities | Financial liabilities at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0	181
Financial liabilities, at fair value	0	181
Financial assets at fair value through profit or loss | Cash and cash equivalents, including restricted cash
Disclosure of financial assets [line items]
Financial assets	192,963	206,664
Financial assets, at fair value	192,963	206,664
Financial assets at fair value through profit or loss | Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	29,983	35,901
Financial assets, at fair value	$ 29,983	$ 35,901